BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Key Managers (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES
Social security contributions	$ 800.0	$ 324.0	$ 77.0
Amount payable under compensation for Key Managers	270.0
Estimated compensation	$ 110.0
Compensation for members of Board of Directors		$ 83.0	$ 13.0